COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Leases

We are obligated under capital leases covering vehicles and certain equipment. Total assets relating to capital leases were $57,776 and $54,004 as of March 31, 2014 and December 31, 2013, respectively, and a total of $21,276 and $22,160 were fully depreciated as of March 31, 2014 and December 31, 2013, respectively. The vehicles and equipment leases generally have terms ranging from four to six years. The net book value of assets under capital leases was $26,219 and $23,623 as of March 31, 2014 and December 31, 2013, respectively, net of accumulated depreciation of $31,557 and $30,382, respectively. Amortization of assets held under capital leases is included within cost of sales on the Condensed Consolidated Statements of Operations.

We also have several noncancellable operating leases, primarily for buildings, improvements, equipment, and certain vehicles. These leases generally contain renewal options for periods ranging from one to five years and require us to pay all executory costs such as property taxes, maintenance and insurance.

In some instances, lease agreements exist with related parties. Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) with related parties as of March 31, 2014 are as follows (amounts are as of the fiscal year ended):

Remainder of 2014	$412
2015	495
2016	400
2017	158
2018	34
Thereafter	—

Supply Contract Commitments

As of March 31, 2014, we had two product supply contracts with minimum purchase requirements at market rates. Our obligations for a contract extending through December 31, 2014 are shown in the table below. Our obligations for a contract extending through August 31, 2017 are based on quantity without a specific rate applied and therefore is not quantifiable. The contract commitments are disclosed in the table below. We expect our quantity purchases to exceed the minimum quantity commitments for all years covered by the contracts. Actual purchases made under the contracts for the three months ended March 31, 2014 and 2013 were $8,452 and $6,319, respectively. Purchase obligations under the contracts as of March 31, 2014 were as follows:

	Payments due by year:
	Total	Remainder of 2014	2015	2016	2017	2018	Thereafter
Purchase obligations	$3,489	$3,489	$—	$—	$—	$—	$—

Other Commitments and Contingencies

From time to time, various claims and litigation are asserted or commenced against us principally arising from contractual and tort matters and personnel and employment disputes. In determining loss contingencies, management considers the likelihood of loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that such a liability has been incurred and when the amount of loss can be reasonably estimated. It is not certain that we will prevail in these matters. However, we do not believe that the ultimate outcome of any pending matters will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

A class action lawsuit was filed in February, 2013 and an amended complaint was filed in May, 2013 in the Superior Court of King County, Washington, involving Installed Building Products II, LLC alleging violations of Washington State wage and hour laws for failure to pay prevailing and minimum wage and overtime wages. The plaintiffs were former insulation installers for Installed Building Products II, LLC, one of our subsidiaries, in Washington who sought to represent all similarly situated workers. They sought all unpaid wages, along with litigation costs and fees.

A lawsuit was filed in July, 2013 in federal court in the Middle District of Tennessee against one of our subsidiaries, TCI d/b/a Installed Building Products of Nashville, alleging unpaid overtime and failure to pay lawful wages under federal law, Tennessee common law and in unjust enrichment and in breach of an alleged contract. The named plaintiffs were former insulation installers in Nashville. The plaintiffs sought to have this case certified as a collective action under the Federal Fair Labor Standards Act and as a class action under Tennessee law. They sought reimbursement of the overtime wages for all time worked over forty hours each week, as well as liquidated damages and litigation costs and fees.

Both lawsuits were settled in January 2014 and approved by the court by April, 2014 for a total cost of approximately $1,407. Approximately $1,000 and $1,200 of this cost was recorded as an accrued expense included in other current liabilities on our Condensed Consolidated Balance Sheet as of March 31, 2014 and December 31, 2013, respectively.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Leases

We are obligated under capital leases covering vehicles and certain equipment. Total assets relating to capital leases were $39,364 and $54,004 as of December 31, 2012 and 2013, respectively, and a total of $23,033 and $22,160 were fully depreciated as of December 31, 2012 and 2013, respectively. The vehicles and equipment leases generally have terms ranging from four to six years. The net book value of assets under capital leases was $12,694 and $23,623 as of December 31, 2012 and 2013, respectively, net of accumulated depreciation of $26,670 and $30,382, respectively. Amortization of assets held under capital leases is included with depreciation expense on the Consolidated Statements of Operations.

We also have several noncancellable operating leases, primarily for buildings, improvements, equipment, and certain vehicles. These leases generally contain renewal options for periods ranging from one to five years and require us to pay all executory costs such as property taxes, maintenance and insurance.

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2013 are as follows:

	Capital leases	Operating Leases
		Related party	Other	Total Operating
2014	$8,789	$557	$4,806	$5,363
2015	7,224	495	3,197	3,692
2016	4,858	400	2,257	2,657
2017	2,566	158	1,306	1,464
2018	917	34	969	1,003
Thereafter	49	—	2,064	2,064

	24,403	$1,644	$14,599	$16,243

Less: Amounts representing interest	(2,370)

Total obligation under capital leases	22,033
Less: Current portion of capital leases	(7,663)

Long term capital lease obligation	$14,370

Total rent expense under these operating leases for the years ended December 31, 2011, 2012 and 2013 was $5,906, $6,343 and $7,171, respectively, which is included in the Consolidated Statements of Operations as follows:

	Year Ended December 31,
	2011	2012	2013
Cost of Sales	$382	$435	$573
Selling	173	113	32
Administrative	5,351	5,795	6,566

Total	$5,906	$6,343	$7,171

Supply Contract Commitments

As of December 31, 2012 and 2013, we had two product supply contracts with minimum purchase requirements at market rates. Our obligations for the contract extending through December 31, 2014 are shown in the table below. Our obligations for the contract extending through August 31, 2017 is based on quantity without a specific rate applied and therefore is not quantifiable. The contract commitments are disclosed in the table below. We expect our quantity purchases to exceed the minimum quantity commitments for all years covered by the contracts. Actual purchases made under the contracts for the years ended December 31, 2012 and 2013 were $13,804 and $25,884, respectively. Purchase obligations under the contracts as of December 31, 2013 were as follows:

	Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years

Purchase Obligations	$5,000	$5,000	$—	$—	$—

Other Commitments and Contingencies

A class action lawsuit was filed in February, 2013 and an amended complaint was filed in May, 2013 in the Superior Court of King County, Washington, involving Installed Building Products II, LLC alleging violations of Washington State wage and hour laws for failure to pay prevailing and minimum wage and overtime wages. The plaintiffs are former insulation installers for Installed Building Products II, LLC, one of our subsidiaries, in Washington who seek to represent all similarly situated workers. They seek all unpaid wages, along with litigation costs and fees.

A lawsuit was filed in July, 2013 in federal court in the Middle District of Tennessee against one of our subsidiaries, TCI Contracting, LLC (“TCI”) d/b/a Installed Building Products of Nashville, alleging unpaid overtime and failure to pay lawful wages under federal law, Tennessee common law and in unjust enrichment and in breach of an alleged contract. The named plaintiffs are former insulation installers in Nashville. The plaintiffs seek to have this case certified as a collective action under the Federal Fair Labor Standards Act and as a class action under Tennessee law. They seek reimbursement of the overtime wages for all time worked over forty hours each week, as well as liquidated damages and litigation costs and fees.

Both lawsuits were settled, with the lawsuit in Washington subject to court approval, in January 2014 for a total cost of approximately $1,407, and are included in administrative expenses on our Consolidated Statement of Operations for the year ended December 31, 2013. As of December 31, 2013, $1,200 of this cost is recorded as an accrued expense included in other current liabilities on our Consolidated Balance Sheet.

From time to time, various claims and litigation are asserted or commenced against us principally arising from contractual matters and personnel and employment disputes. In determining loss contingencies, management considers the likelihood of loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that such a liability has been incurred and when the amount of loss can be reasonably estimated. It is not certain that we will prevail in these matters. However, we do not believe that the ultimate outcome of any pending matters will have a material adverse effect on our consolidated financial position, results of operations or cash flows.